INCOME TAXES - Schedule of Net Deferred Tax Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Net operating losses carried forward	$ 43,938	$ 57,522
Depreciation and amortization	36,692	33,512
Lease liabilities	1,601	1,751
Others	165	154
Sub-total	82,396	92,939
Valuation allowances	(80,665)	(91,092)
Total deferred tax assets	1,731	1,847
Deferred tax liabilities
Right-of-use assets	(1,394)	(1,576)
Unrealized capital allowances	(646)	(653)
Total deferred tax liabilities	(2,040)	(2,229)
Deferred tax liabilities, net	$ (309)	$ (382)